Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Financial Information

18. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In our opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of our results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. Our unaudited quarterly financial information is as follows:

	2012 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,625	$3,551	$4,156	$3,613
Operating Income	754	741	912	249	(a)(b)
Net Income	390	363	488	21	(a)(b)

Amounts Attributable to AEP Common Shareholders:
Net Income	389	362	487	21	(a)(b)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.80	0.75	1.00	0.05

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.80	0.75	1.00	0.05

	2011 Quarterly Periods Ended
	March 31	June 30	September 30		December 31
	(in millions - except per share amounts)
Total Revenues	$3,730	$3,609	$4,333		$3,444
Operating Income	832	717	890	(c)	343	(e)
Income Before Extraordinary Item	355	353	657	(c) (d)	211	(d) (e)
Extraordinary Item, Net of Tax	-	-	273	(d)	100	(d)
Net Income	355	353	930	(c) (d)	311	(d) (e)

Amounts Attributable to AEP Common Shareholders:
Income Before Extraordinary Item	353	352	655	(c) (d)	208	(d) (e)
Extraordinary Item, Net of Tax	-	-	273	(d)	100	(d)
Net Income	353	352	928	(c) (d)	308	(d) (e)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Item (f)	0.73	0.73	1.35		0.43
Extraordinary Item per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Item (f)	0.73	0.73	1.35		0.43
Extraordinary Item per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

(a)       Includes pretax impairments for certain Ohio generation plants (see Note 6).

(b)       See Note 17 for discussion of cost reduction programs in 2012.

(c)       Includes pretax plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio.

(d)       See "TCC Texas Restructuring" section of Note 2 for discussion of gains recorded in the third and fourth quarters of 2011.

(e)        Includes a refund of POLR charges in Ohio and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a pretax plant impairment for SWEPCo's Turk Plant (see Note 6).

(f)       Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.

Appalachian Power Co [Member]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(a)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(a)	8,179	21,998

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(b)	95,994	299,396		38,881	54,528
Net Income	38,980	(b)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(c)	103,006	128,406
Net Income	52,804		51,702	128,339	(c)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(d)	20,959	63,321	(e)	34,939	(12,731)	(f)
Net Income (Loss)	39,347	(d)	21,159	28,490	(e)	20,330	(3,567)	(f)

(a)       Includes pretax impairments for certain Ohio generation plants (see Note 5).

(b)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.

(c)       Includes pretax plant impairments for the Sporn Unit 5 shutdown and FGD project at Muskingum River Unit 5 (see Note 5). Also includes a $43 million provision for refund of POLR charges.

(d)       Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(e)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(f)       Includes a pretax plant impairment for the Turk Plant (see Note 5).

Indiana Michigan Power Co [Member]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(a)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(a)	8,179	21,998

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(b)	95,994	299,396		38,881	54,528
Net Income	38,980	(b)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(c)	103,006	128,406
Net Income	52,804		51,702	128,339	(c)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(d)	20,959	63,321	(e)	34,939	(12,731)	(f)
Net Income (Loss)	39,347	(d)	21,159	28,490	(e)	20,330	(3,567)	(f)

(a)       Includes pretax impairments for certain Ohio generation plants (see Note 5).

(b)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.

(c)       Includes pretax plant impairments for the Sporn Unit 5 shutdown and FGD project at Muskingum River Unit 5 (see Note 5). Also includes a $43 million provision for refund of POLR charges.

(d)       Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(e)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(f)       Includes a pretax plant impairment for the Turk Plant (see Note 5).

Ohio Power Co [Member]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(a)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(a)	8,179	21,998

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(b)	95,994	299,396		38,881	54,528
Net Income	38,980	(b)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(c)	103,006	128,406
Net Income	52,804		51,702	128,339	(c)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(d)	20,959	63,321	(e)	34,939	(12,731)	(f)
Net Income (Loss)	39,347	(d)	21,159	28,490	(e)	20,330	(3,567)	(f)

(a)       Includes pretax impairments for certain Ohio generation plants (see Note 5).

(b)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.

(c)       Includes pretax plant impairments for the Sporn Unit 5 shutdown and FGD project at Muskingum River Unit 5 (see Note 5). Also includes a $43 million provision for refund of POLR charges.

(d)       Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(e)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(f)       Includes a pretax plant impairment for the Turk Plant (see Note 5).

Public Service Co of Oklahoma [Member]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(a)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(a)	8,179	21,998

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(b)	95,994	299,396		38,881	54,528
Net Income	38,980	(b)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(c)	103,006	128,406
Net Income	52,804		51,702	128,339	(c)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(d)	20,959	63,321	(e)	34,939	(12,731)	(f)
Net Income (Loss)	39,347	(d)	21,159	28,490	(e)	20,330	(3,567)	(f)

(a)       Includes pretax impairments for certain Ohio generation plants (see Note 5).

(b)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.

(c)       Includes pretax plant impairments for the Sporn Unit 5 shutdown and FGD project at Muskingum River Unit 5 (see Note 5). Also includes a $43 million provision for refund of POLR charges.

(d)       Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(e)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(f)       Includes a pretax plant impairment for the Turk Plant (see Note 5).

Southwestern Electric Power Co [Member]
Unaudited Quarterly Financial Information

17. UNAUDITED QUARTERLY FINANCIAL INFORMATION

In management's opinion, the unaudited quarterly information reflects all normal and recurring accruals and adjustments necessary for a fair presentation of the results of operations for interim periods. Quarterly results are not necessarily indicative of a full year's operations because of various factors. The unaudited quarterly financial information for each Registrant Subsidiary is as follows:

Quarterly Periods Ended:	APCo	I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2012
Total Revenues	$805,476	$546,207	$1,237,223		$300,531	$348,986
Operating Income	169,190	76,325	269,619		33,490	55,368
Net Income	75,311	39,221	150,830		12,648	36,395

June 30, 2012
Total Revenues	$716,461	$510,876	$1,113,750		$317,311	$390,946
Operating Income	143,426	64,803	210,004		69,299	72,976
Net Income	62,332	29,810	101,423		35,211	54,902

September 30, 2012
Total Revenues	$864,198	$598,204	$1,359,816		$372,872	$485,169
Operating Income	142,722	80,486	279,109		106,196	120,008
Net Income	63,191	39,254	151,510		58,103	89,218

December 31, 2012
Total Revenues	$890,796	$544,824	$1,217,407		$242,224	$352,733
Operating Income (Loss)	142,122	26,080	(81,785)	(a)	21,965	27,544
Net Income (Loss)	56,669	10,172	(60,229)	(a)	8,179	21,998

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2011
Total Revenues	$831,820		$560,492	$1,394,190		$288,003	$362,955
Operating Income	116,061	(b)	95,994	299,396		38,881	54,528
Net Income	38,980	(b)	45,427	165,970		15,389	29,827

June 30, 2011
Total Revenues	$751,445		$521,478	$1,285,558		$328,588	$399,534
Operating Income	88,567		64,351	261,534		64,185	80,054
Net Income	31,627		31,386	142,194		31,560	51,071

September 30, 2011
Total Revenues	$858,336		$611,232	$1,540,231		$457,586	$534,982
Operating Income	122,716		100,352	210,453	(c)	103,006	128,406
Net Income	52,804		51,702	128,339	(c)	57,349	87,795

December 31, 2011
Total Revenues	$763,624		$521,568	$1,211,132		$289,211	$356,355
Operating Income (Loss)	102,236	(d)	20,959	63,321	(e)	34,939	(12,731)	(f)
Net Income (Loss)	39,347	(d)	21,159	28,490	(e)	20,330	(3,567)	(f)

(a)       Includes pretax impairments for certain Ohio generation plants (see Note 5).

(b)       Includes a $41 million increase due to the pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC. This increase was partially offset by the $32 million decrease due to the deferral of 2010 costs related to storms and cost reduction initiatives as allowed by the WVPSC.

(c)       Includes pretax plant impairments for the Sporn Unit 5 shutdown and FGD project at Muskingum River Unit 5 (see Note 5). Also includes a $43 million provision for refund of POLR charges.

(d)       Includes a $31 million pretax write-off related to the disallowance of certain Virginia environmental costs incurred in 2009 and 2010 as a result of APCo's November 2011 Virginia SCC order. Includes a $27 million increase due to a favorable Asset Retirement Obligation adjustment related to the early closure and previous write-off of the Mountaineer Carbon Capture and Storage Product Validation Facility.

(e)       Includes provisions related to the FAC, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund.

(f)       Includes a pretax plant impairment for the Turk Plant (see Note 5).